Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance	$ 400,192
Balance	378,444	$ 400,192
Cost
Property Plant And Equipment [Line Items]
Balance	487,140	387,777
Additions	500	99,363
Balance	487,640	487,140
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(86,948)	(67,548)
Additions	(22,248)	(19,400)
Balance	(109,196)	(86,948)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	400,192	320,229
Additions		79,963
Additions	(21,748)
Balance	$ 378,444	$ 400,192